Annual Operating Expenses {- Growth Opportunities Portfolio} - 02.28 VIP Growth Opportunities Portfolio Initial/Service/Service Class 2 PRO-10 - Growth Opportunities Portfolio	Apr. 30, 2022
VIP Growth Opportunities Portfolio-Initial VIP
Operating Expenses:
Management fee	0.52%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.11%
Total annual operating expenses	0.63%	[1]
VIP Growth Opportunities Portfolio-Service VIP
Operating Expenses:
Management fee	0.52%
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.11%
Total annual operating expenses	0.73%	[1]
VIP Growth Opportunities Portfolio-Service 2 VIP
Operating Expenses:
Management fee	0.52%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.11%
Total annual operating expenses	0.88%	[1]

[1]

(a)Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.